Employee Benefit Plans and Non-Qualified Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Summary of Expenses Recorded in the Financial Statements

The table below summarizes the expenses recorded in the Apergy financial statements for the Dover plans in which Apergy participates.

	Years Ended December 31,
	2017	2016	2015
Plan Name
Dover U.S. Pension Plan	$3,922	$4,643	$4,783
Canada Salaried Pension Plan	554	1,615	513
Other non-qualified plans	108	121	123

Summary of Combined Balance Sheets Impact Associated with the Company's Single Employer Defined Benefit Plans

The following tables summarize the Combined Balance Sheets impact, including the benefit obligations, assets and funded status associated with the Company’s single employer defined benefit plans at December 31, 2017 and 2016.

	Non-U.S. Qualified Defined Benefit Plan		Non-Qualified Supplemental Benefits Plan
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$3,512	$3,139	$18,600	$20,313
Service cost	106	102	—	—
Interest cost	137	129	621	719
Benefits paid	(99)	(79)	(1,710)	(2,484)
Actuarial loss (gain)	(22)	170	(3,314)	52
Currency translation and other	247	51	—	—

Benefit obligation at end of year	3,881	3,512	14,197	18,600

Change in plan assets:
Fair value of plan assets at beginning of year	3,391	3,056	—	—
Actual return on plan assets	290	198	—	—
Company contributions	166	165	1,710	2,484
Benefits paid	(99)	(79)	(1,710)	(2,484)
Currency translation and other	245	51	—	—

Fair value of plan assets at end of year	3,993	3,391	—	—

Funded (unfunded) status	$112	$(121)	$(14,197)	$(18,600)

Amounts recognized in the Combined Balance Sheets consist of:
Assets and Liabilities:
Other assets and deferred charges	$112	$—	$—	$—
Accrued compensation and employee benefits	—	—	(1,547)	(2,211)
Other liabilities	—	(121)	(12,650)	(16,389)

Total assets and liabilities	112	(121)	(14,197)	(18,600)

Accumulated Other Comprehensive Loss (Income):
Net actuarial losses	1,449	1,632	6,078	9,721
Prior service cost	40	42	—	—
Net asset at transition, other	(20)	(21)	—	—
Deferred taxes	(397)	(446)	(2,670)	(3,592)

Total accumulated other comprehensive loss, net of tax	1,072	1,207	3,408	6,129

Net amount recognized at December 31,	$1,184	$1,086	$(10,789)	$(12,471)

Accumulated benefit obligations	$3,881	$3,512	$14,197	$18,600

Summary of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Pension plans with accumulated benefit obligations in excess of plan assets consist of the following at December 31, 2017 and 2016:

	2017	2016
Projected benefit obligation (PBO)	$—	$3,512
Accumulated benefit obligation (ABO)	—	3,512
Fair value of plan assets	—	3,391

Components of the Net Periodic Benefit Cost

Components of the net periodic benefit cost were as follows:

Defined Benefit Plans

	Non-U.S. Qualified Defined Benefit Plan			Non-Qualified Supplemental Benefits Plan
	2017	2016	2015	2017	2016	2015
Service cost	$106	$102	$118	$—	$—	$—
Interest cost	137	129	130	621	719	708
Expected return on plan assets	(198)	(186)	(184)	—	—	—
Amortization of:
Prior service cost	2	2	2	—	—	—
Recognized actuarial loss	68	58	57	330	305	284
Transition obligation	(1)	(1)	(1)	—	—	—
Other	—	—	—	(1)	—	—

Total net periodic benefit cost	$114	$104	$122	$950	$1,024	$992

Schedule of Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (loss) into Net Periodic Benefit Cost

Amounts expected to be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost during 2018 are as follows:

	Non-U.S. Qualified Defined Benefit Plan	Non-Qualified Supplemental Benefits Plan
Amortization of:
Prior service cost	$2	$—
Recognized actuarial loss	55	205
Transition obligation	(1)	—

Total	$56	$205

Weighted Average Assumptions Used in Determining the Benefit Obligations

The Company determines actuarial assumptions on an annual basis. The weighted average assumptions used in determining the benefit obligations were as follows:

	Non-U.S. Qualified Defined Benefit Plan		Non-Qualified Supplemental Benefits Plan
	2017	2016	2017	2016
Discount rate	3.50%	3.75%	3.35%	3.55%

Weighted Average Assumptions Used in Determining the Net Periodic Benefit Cost

The weighted average assumptions used in determining the net periodic benefit cost were as follows:

	Non-U.S. Qualified Defined Benefit Plan		Non-Qualified Supplemental Benefits Plan
	2017	2016	2017	2016
Discount rate	3.75%	4.00%	3.55%	3.75%
Expected return on plan assets	5.50%	5.75%	na	na

Actual and Target Weighted Average Asset Allocation

The Company’s actual and target weighted average asset allocation for our non-U.S. Corporate Pension Plan was as follows:

	2017	2016	Current Target
Equity securities	61%	60%	60%
Fixed income	38%	39%	40%
Real estate and other	1%	1%	—%

Total	100%	100%	100%

Fair Values of Pension Plan Assets by Asset Category within the Fair Value Hierarchy

The fair values of the non-U.S. pension plan assets by asset category within the fair value hierarchy (as defined in Note 10 — Fair Value Measurements) were as follows:

	Non-U.S. Qualified Defined Benefit Plan
	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value *
Mutual funds	$2,399	$1,594	$—	$3,993	$2,104	$1,287	$—	$3,391

Total	$2,399	$1,594	$—	$3,993	$2,104	$1,287	$—	$3,391

*

A revision was made to the fair value leveling hierarchy in the above table as of December 31, 2016. The change was from level 2 to 1. The valuation techniques were unchanged and the amounts revised were not material to the prior annual period.

Estimated Future Benefit Payments to Retirees

Estimated future benefit payments to retirees, which reflect expected future service, are as follows:

	Non-U.S. Qualified Defined Benefit Plan	Non-Qualified Supplemental Benefits Plan
2018	$86	$1,572
2019	94	1,472
2020	92	1,368
2021	100	1,261
2022	107	1,154
2023 - 2027	709	4,163